UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semiannual REPORT
June 30, 2023
Equity Index 500 Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Equity Index 500 Portfolio
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Equity Index 500 Portfolio
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
returns during the first half of your fund’s fiscal year, the six-
month period ended June 30, 2023. Despite turmoil in the
banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major
economies and corporate earnings results came in stronger
than expected.
For the six-month period, the technology-oriented Nasdaq
Composite Index gained more than 30%, the strongest
result of the major benchmarks, as tech companies
benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
market counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, the information technology,
communication services, and consumer discretionary sectors
were all lifted by the tech rally and recorded significant
gains. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and the
energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core
inflation readings—which exclude volatile food and energy
prices—remained stubbornly high. In response, the Federal
Reserve raised its short-term lending benchmark rate to a
target range of 5.00% to 5.25% by early May, the highest level since 2007. The Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come
by the end of the year.
In the fixed income market, returns were generally positive
across most sectors as investors benefited from the higher
interest rates that have become available over the past
year. Investment-grade corporate bonds were supported
by generally solid balance sheets and were among the
strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we
believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been
contained by the swift actions of regulators, it could weigh on credit conditions. Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning that
we previously included in the semiannual shareholder letters.
The Securities and Exchange Commission (SEC) adopted new
rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging.
As we prepare to make changes to the annual reports to meet
the new report regulatory requirements by mid-2024, we
felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced,
you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Index 500 Portfolio
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Information Technology 25.3% 27.8%
Health Care 15.7  13.3
Financials 11.5  12.3
Consumer Discretionary 9.7  10.6
Industrials and Business Services 8.7  8.5
Communication Services 7.2  8.3
Consumer Staples 7.1  6.6
Energy 5.2  4.1
Utilities 3.2  2.5
Materials 2.7  2.5
Real Estate 2.7  2.5
Other and Reserves 1.0  1.0
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Apple 7.6%
Microsoft 6.7
Alphabet 3.6
Amazon.com 3.1
NVIDIA 2.8
Tesla 1.9
Meta Platforms 1.7
Berkshire Hathaway 1.6
UnitedHealth Group 1.2
Exxon Mobil 1.2
Johnson & Johnson 1.1
JPMorgan Chase 1.1
Visa 1.0
Eli Lilly 1.0
Broadcom 1.0
Procter & Gamble 1.0
Mastercard 0.9
Home Depot 0.8
Merck 0.8
Chevron 0.7
PepsiCo 0.7
Costco Wholesale 0.6
AbbVie 0.6
Coca-Cola 0.6
Adobe 0.6
Total 43.9%
Note: The information shown does not reflect any exchange-traded funds
(ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Index 500 Portfolio

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Equity Index 500 Portfolio
Beginning
Account
Value
1/1/23
Ending
Account
Value
6/30/23
Expenses
Paid During
Period*
1/1/23 to
6/30/23
Actual $1,000.00 $1,166.60 $2.10
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.86   1.96
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.39%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Equity Index 500 Portfolio
(Unaudited)
Financial Highlights
4
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 25.12 $ 31.37 $ 25.07 $ 22.96 $ 17.99 $ 19.66
Investment activities
Net investment income
(1)(2)
0.17 0.33 0.28 0.37 0.35 0.34
Net realized and unrealized gain/
loss 4.01 (6.11) 6.75 3.68 5.19 (1.26)
Total from investment activities 4.18 (5.78) 7.03 4.05 5.54 (0.92)
Distributions
Net investment income (0.17) (0.33) (0.29) (0.37) (0.38) (0.32)
Net realized gain – (0.14) (0.44) (1.57) (0.19) (0.43)
Total distributions (0.17) (0.47) (0.73) (1.94) (0.57) (0.75)
NET ASSET VALUE
End of period $ 29.13 $ 25.12 $ 31.37 $ 25.07 $ 22.96 $ 17.99
Ratios/Supplemental Data
Total return
(2)(3)
16.66% (18.43)% 28.20% 18.02% 31.01% (4.82)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(4)
0.40%
(5)
0.39% 0.41% 0.40% 0.40% 0.40%
Net expenses after waivers/
payments by Price Associates 0.39%
(5)
0.38% 0.40% 0.39% 0.39% 0.40%
Net investment income 1.27%
(5)
1.23% 0.97% 1.61% 1.69% 1.68%
Portfolio turnover rate 5.9% 12.9% 9.5% 16.1% 12.0% 9.7%
Net assets, end of period (in
thousands) $ 27,264 $ 23,508 $ 29,530 $ 22,667 $ 22,419 $ 17,850
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized

T. ROWE PRICE Equity Index 500 Portfolio
June 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 8.3%
Diversified Telecommunication
Services 0.7%
AT&T  5,191 83
Verizon Communications  3,053 113
196
Entertainment 1.4%
Activision Blizzard  (1) 518 44
Electronic Arts  189 25
Live Nation Entertainment  (1) 104 10
Netflix  (1) 323 142
Take-Two Interactive Software  (1) 117 17
Walt Disney  (1) 1,327 118
Warner Bros Discovery  (1) 1,611 20
376
Interactive Media & Services 5.3%
Alphabet, Class A  (1) 4,313 516
Alphabet, Class C  (1) 3,710 449
Match Group  (1) 203 9
Meta Platforms, Class A  (1) 1,606 461
1,435
Media 0.7%
Charter Communications, Class A  (1) 76 28
Comcast, Class A  3,020 125
Fox, Class A  198 7
Fox, Class B  104 3
Interpublic Group  283 11
News, Class A  282 5
News, Class B  86 2
Omnicom Group  145 14
Paramount Global, Class B  368 6
201
Wireless Telecommunication
Services 0.2%
T-Mobile U.S.  (1) 419 58
58
Total Communication Services 2,266
CONSUMER
DISCRETIONARY 10.5%
Automobile Components 0.1%
Aptiv (1) 196 20
BorgWarner  169 8
28
Automobiles 2.2%
Ford Motor  2,854 43
General Motors  1,009 39
Tesla  (1) 1,957 512
594
Broadline Retail 3.2%
Amazon.com (1) 6,481 845
eBay  388 17
Shares/Par $ Value
(Cost and value in $000s)
‡
Etsy  (1) 91 8
870
Distributors 0.1%
Genuine Parts  103 17
LKQ  184 11
Pool  29 11
39
Hotels, Restaurants & Leisure 2.0%
Booking Holdings  (1) 27 73
Caesars Entertainment  (1) 157 8
Carnival  (1) 738 14
Chipotle Mexican Grill  (1) 20 43
Darden Restaurants  87 14
Domino's Pizza  26 9
Expedia Group  (1) 103 11
Hilton Worldwide Holdings  192 28
Las Vegas Sands  (1) 238 14
Marriott International, Class A  187 34
McDonald's  530 158
MGM Resorts International  219 10
Norwegian Cruise Line Holdings  (1) 303 7
Royal Caribbean Cruises  (1) 161 17
Starbucks  833 82
Wynn Resorts  75 8
Yum! Brands  204 28
558
Household Durables 0.4%
DR Horton  225 27
Garmin  111 12
Lennar, Class A  184 23
Mohawk Industries  (1) 39 4
Newell Brands  267 2
NVR  (1) 2 13
PulteGroup  165 13
Whirlpool  40 6
100
Leisure Products 0.0%
Hasbro  95 6
6
Specialty Retail 2.1%
Advance Auto Parts  44 3
AutoZone  (1) 14 35
Bath & Body Works  166 6
Best Buy  141 12
CarMax  (1) 114 9
Home Depot  735 228
Lowe's  433 98
O'Reilly Automotive  (1) 45 43
Ross Stores  249 28
TJX  837 71
Tractor Supply  80 18
Ulta Beauty  (1) 37 17
568

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods 0.4%
NIKE, Class B  895 99
Ralph Lauren  (2) 30 4
Tapestry  169 7
VF  237 4
114
Total Consumer Discretionary 2,877
CONSUMER STAPLES 6.6%
Beverages 1.7%
Brown-Forman, Class B  132 9
Coca-Cola  2,826 170
Constellation Brands, Class A  117 29
Keurig Dr Pepper  616 19
Molson Coors Beverage, Class B  137 9
Monster Beverage  (1) 554 32
PepsiCo  1,001 185
453
Consumer Staples Distribution &
Retail 1.8%
Costco Wholesale  322 173
Dollar General  159 27
Dollar Tree  (1) 151 22
Kroger  474 22
Sysco  370 28
Target  336 44
Walgreens Boots Alliance  525 15
Walmart  1,019 160
491
Food Products 1.0%
Archer-Daniels-Midland  395 30
Bunge  108 10
Campbell Soup  145 7
Conagra Brands  350 12
General Mills  426 33
Hershey  106 26
Hormel Foods  210 8
J M Smucker  78 11
Kellogg  188 13
Kraft Heinz  579 21
Lamb Weston Holdings  105 12
McCormick  184 16
Mondelez International, Class A  988 72
Tyson Foods, Class A  210 11
282
Household Products 1.4%
Church & Dwight  177 18
Clorox  90 14
Colgate-Palmolive  602 46
Kimberly-Clark  245 34
Procter & Gamble  1,712 260
372
Personal Care Products 0.1%
Estee Lauder, Class A  169 33
33
Shares/Par $ Value
(Cost and value in $000s)
‡
Tobacco 0.6%
Altria Group  1,296 59
Philip Morris International  1,128 110
169
Total Consumer Staples 1,800
ENERGY 4.0%
Energy Equipment & Services 0.3%
Baker Hughes  735 23
Halliburton  655 22
Schlumberger  1,036 51
96
Oil, Gas & Consumable Fuels 3.7%
APA  224 8
Chevron  1,265 199
ConocoPhillips  878 91
Coterra Energy  550 14
Devon Energy  466 22
Diamondback Energy  131 17
EOG Resources  424 48
EQT  266 11
Exxon Mobil  2,935 315
Hess  200 27
Kinder Morgan  1,432 25
Marathon Oil  448 10
Marathon Petroleum  308 36
Occidental Petroleum  522 31
ONEOK  326 20
Phillips 66  334 32
Pioneer Natural Resources  170 35
Targa Resources  165 13
Valero Energy  263 31
Williams  885 29
1,014
Total Energy 1,110
FINANCIALS 12.3%
Banks 3.0%
Bank of America  5,034 144
Citigroup  1,413 65
Citizens Financial Group  351 9
Comerica  95 4
Fifth Third Bancorp  494 13
Huntington Bancshares  1,054 11
JPMorgan Chase  2,121 309
KeyCorp  680 6
M&T Bank  120 15
PNC Financial Services Group  290 37
Regions Financial  677 12
Truist Financial  968 29
U.S. Bancorp  1,014 34
Wells Fargo  2,725 116
Zions Bancorp  110 3
807
Capital Markets 2.6%
Ameriprise Financial  76 25
Bank of New York Mellon  521 23

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
BlackRock  108 75
Cboe Global Markets  76 11
Charles Schwab  1,080 61
CME Group  261 48
FactSet Research Systems  28 11
Franklin Resources  (2) 205 6
Goldman Sachs Group  241 78
Intercontinental Exchange  406 46
Invesco  330 6
MarketAxess Holdings  27 7
Moody's  115 40
Morgan Stanley  945 81
MSCI  58 27
Nasdaq  246 12
Northern Trust  153 11
Raymond James Financial  139 14
S&P Global  239 96
State Street  243 18
T. Rowe Price Group  (3) 164 18
714
Consumer Finance 0.5%
American Express  431 75
Capital One Financial  277 30
Discover Financial Services  184 22
Synchrony Financial  313 11
138
Financial Services 4.2%
Berkshire Hathaway, Class B  (1) 1,294 441
Fidelity National Information Services  432 24
Fiserv  (1) 448 56
FleetCor Technologies  (1) 54 13
Global Payments  191 19
Jack Henry & Associates  52 9
Mastercard, Class A  607 239
PayPal Holdings  (1) 811 54
Visa, Class A  1,175 279
1,134
Insurance 2.0%
Aflac  399 28
Allstate  190 21
American International Group  525 30
Aon, Class A  148 51
Arch Capital Group  (1) 270 20
Arthur J Gallagher  155 34
Assurant  38 5
Brown & Brown  172 12
Chubb  300 58
Cincinnati Financial  116 11
Everest Re Group  31 11
Globe Life  64 7
Hartford Financial Services Group  225 16
Lincoln National  112 3
Loews  137 8
Marsh & McLennan  359 68
MetLife  467 26
Principal Financial Group  165 13
Progressive  426 56
Shares/Par $ Value
(Cost and value in $000s)
‡
Prudential Financial  266 23
Travelers  168 29
W R Berkley  148 9
Willis Towers Watson  78 18
557
Total Financials 3,350
HEALTH CARE 13.4%
Biotechnology 1.9%
AbbVie  1,281 172
Amgen  387 86
Biogen  (1) 105 30
Gilead Sciences  905 70
Incyte  (1) 134 8
Moderna  (1) 238 29
Regeneron Pharmaceuticals  (1) 79 57
Vertex Pharmaceuticals  (1) 188 66
518
Health Care Equipment &
Supplies 2.9%
Abbott Laboratories  1,261 138
Align Technology  (1) 51 18
Baxter International  369 17
Becton Dickinson & Company  206 54
Boston Scientific  (1) 1,044 57
Cooper  36 14
DENTSPLY SIRONA  155 6
Dexcom  (1) 281 36
Edwards Lifesciences  (1) 440 42
GE HealthCare Technologies  284 23
Hologic  (1) 179 15
IDEXX Laboratories  (1) 61 31
Insulet  (1) 50 14
Intuitive Surgical  (1) 254 87
Medtronic  966 85
ResMed  107 23
STERIS  73 16
Stryker  246 75
Teleflex  34 8
Zimmer Biomet Holdings  152 22
781
Health Care Providers &
Services 2.9%
AmerisourceBergen  117 23
Cardinal Health  184 17
Centene  (1) 401 27
Cigna Group  214 60
CVS Health  930 64
DaVita  (1) 41 4
Elevance Health  172 76
HCA Healthcare  149 45
Henry Schein  (1) 95 8
Humana  91 41
Laboratory Corp. of America Holdings  65 16
McKesson  98 42
Molina Healthcare  (1) 43 13
Quest Diagnostics  82 12

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  676 325
Universal Health Services, Class B  46 7
780
Life Sciences Tools & Services 1.6%
Agilent Technologies  214 26
Bio-Rad Laboratories, Class A  (1) 16 6
Bio-Techne  115 9
Charles River Laboratories
International  (1) 37 8
Danaher  482 116
Illumina  (1) 114 21
IQVIA Holdings  (1) 135 30
Mettler-Toledo International  (1) 16 21
Revvity  91 11
Thermo Fisher Scientific  281 147
Waters  (1) 43 11
West Pharmaceutical Services  54 21
427
Pharmaceuticals 4.1%
Bristol-Myers Squibb  1,525 97
Catalent  (1) 134 6
Eli Lilly  572 268
Johnson & Johnson  1,886 312
Merck  1,842 213
Organon  186 4
Pfizer  4,100 150
Viatris  866 9
Zoetis  336 58
1,117
Total Health Care 3,623
INDUSTRIALS & BUSINESS
SERVICES 8.6%
Aerospace & Defense 1.6%
Axon Enterprise  (1) 50 10
Boeing  (1) 410 86
General Dynamics  163 35
Howmet Aerospace  267 13
Huntington Ingalls Industries  29 7
L3Harris Technologies  137 27
Lockheed Martin  163 75
Northrop Grumman  104 47
Raytheon Technologies  1,061 104
Textron  147 10
TransDigm Group  38 34
448
Air Freight & Logistics 0.6%
CH Robinson Worldwide  85 8
Expeditors International of Washington  111 13
FedEx  167 41
United Parcel Service, Class B  527 95
157
Building Products 0.4%
A.O. Smith  91 7
Allegion  63 7
Carrier Global  606 30
Johnson Controls International  498 34
Shares/Par $ Value
(Cost and value in $000s)
‡
Masco  164 9
Trane Technologies  166 32
119
Commercial Services &
Supplies 0.5%
Cintas  62 31
Copart  (1) 311 28
Republic Services  150 23
Rollins  169 7
Waste Management  269 47
136
Construction & Engineering 0.1%
Quanta Services  107 21
21
Electrical Equipment 0.6%
AMETEK  168 27
Eaton  289 58
Emerson Electric  415 37
Generac Holdings  (1) 46 7
Rockwell Automation  84 28
157
Ground Transportation 0.8%
CSX  1,476 50
JB Hunt Transport Services  61 11
Norfolk Southern  166 38
Old Dominion Freight Line  66 24
Union Pacific  443 91
214
Industrial Conglomerates 1.0%
3M  399 40
General Electric  790 87
Honeywell International  483 100
Roper Technologies  78 38
265
Machinery 1.8%
Caterpillar  374 92
Cummins  102 25
Deere  195 79
Dover  101 15
Fortive  256 19
IDEX  55 12
Illinois Tool Works  200 50
Ingersoll Rand  294 19
Nordson  39 10
Otis Worldwide  303 27
PACCAR  380 32
Parker-Hannifin  94 37
Pentair  119 8
Snap-on  38 11
Stanley Black & Decker  114 11
Westinghouse Air Brake Technologies  131 14
Xylem  174 19
480
Passenger Airlines 0.2%
Alaska Air Group  (1) 92 5

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
American Airlines Group  (1) 470 9
Delta Air Lines  (1) 470 22
Southwest Airlines  434 16
United Airlines Holdings  (1) 238 13
65
Professional Services 0.7%
Automatic Data Processing  299 66
Broadridge Financial Solutions  86 14
Ceridian HCM Holding  (1) 111 7
Equifax  89 21
Jacobs Solutions  92 11
Leidos Holdings  100 9
Paychex  234 26
Paycom Software  35 11
Robert Half International  78 6
Verisk Analytics  106 24
195
Trading Companies &
Distributors 0.3%
Fastenal  414 25
United Rentals  50 22
WW Grainger  33 26
73
Total Industrials & Business Services 2,330
INFORMATION
TECHNOLOGY 27.8%
Communications Equipment 0.8%
Arista Networks  (1) 181 30
Cisco Systems  2,973 154
F5  (1) 43 6
Juniper Networks  230 7
Motorola Solutions  122 36
233
Electronic Equipment, Instruments
& Components 0.6%
Amphenol, Class A  432 37
CDW  98 18
Corning  555 19
Keysight Technologies  (1) 130 22
TE Connectivity  229 32
Teledyne Technologies  (1) 34 14
Trimble  (1) 180 10
Zebra Technologies, Class A  (1) 38 11
163
IT Services 1.1%
Accenture, Class A  458 141
Akamai Technologies  (1) 110 10
Cognizant Technology Solutions,
Class A  370 24
DXC Technology  (1) 169 5
EPAM Systems  (1) 42 10
Gartner  (1) 58 20
International Business Machines  659 88
VeriSign  (1) 66 15
313
Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor
Equipment 7.3%
Advanced Micro Devices  (1) 1,169 133
Analog Devices  367 71
Applied Materials  613 89
Broadcom  302 262
Enphase Energy  (1) 99 17
First Solar  (1) 72 14
Intel  3,028 101
KLA  99 48
Lam Research  97 62
Microchip Technology  397 35
Micron Technology  794 50
Monolithic Power Systems  33 18
NVIDIA  1,796 760
NXP Semiconductors  189 39
ON Semiconductor  (1) 314 30
Qorvo  (1) 73 7
QUALCOMM  809 96
Skyworks Solutions  116 13
SolarEdge Technologies  (1) 41 11
Teradyne  114 13
Texas Instruments  660 119
1,988
Software 10.1%
Adobe (1) 333 163
ANSYS  (1) 62 20
Autodesk  (1) 155 32
Cadence Design Systems  (1) 198 46
Fair Isaac  (1) 18 15
Fortinet  (1) 473 36
Gen Digital  421 8
Intuit  203 93
Microsoft  5,398 1,838
Oracle  1,118 133
Palo Alto Networks  (1) 220 56
PTC  (1) 77 11
Salesforce  (1) 711 150
ServiceNow  (1) 148 83
Synopsys  (1) 111 48
Tyler Technologies  (1) 30 13
2,745
Technology Hardware, Storage &
Peripherals 7.9%
Apple  10,734 2,082
Hewlett Packard Enterprise  941 16
HP  629 19
NetApp  157 12
Seagate Technology Holdings  139 9
Western Digital  (1) 234 9
2,147
Total Information Technology 7,589
MATERIALS 2.5%
Chemicals 1.7%
Air Products & Chemicals  161 48
Albemarle  85 19

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Celanese  72 8
CF Industries Holdings  141 10
Corteva  516 30
Dow  513 27
DuPont de Nemours  333 24
Eastman Chemical  87 7
Ecolab  179 33
FMC  90 9
International Flavors & Fragrances  186 15
Linde  355 135
LyondellBasell Industries, Class A  184 17
Mosaic  241 9
PPG Industries  172 26
Sherwin-Williams  171 45
462
Construction Materials 0.2%
Martin Marietta Materials  45 21
Vulcan Materials  97 22
43
Containers & Packaging 0.2%
Amcor  1,076 11
Avery Dennison  58 10
Ball  230 14
International Paper  258 8
Packaging Corp. of America  67 9
Sealed Air  104 4
Westrock  185 5
61
Metals & Mining 0.4%
Freeport-McMoRan  1,040 41
Newmont  578 25
Nucor  183 30
Steel Dynamics  117 13
109
Total Materials 675
REAL ESTATE 2.5%
Health Care Real Estate Investment
Trusts 0.2%
Healthpeak Properties, REIT  395 8
Ventas, REIT  294 14
Welltower, REIT  362 29
51
Hotel & Resort Real Estate
Investment Trusts 0.0%
Host Hotels & Resorts, REIT  517 9
9
Industrial Real Estate Investment
Trusts 0.3%
Prologis, REIT  671 82
82
Office Real Estate Investment
Trusts 0.1%
Alexandria Real Estate Equities, REIT  114 13
Shares/Par $ Value
(Cost and value in $000s)
‡
Boston Properties, REIT  103 6
19
Real Estate Management &
Development 0.2%
CBRE Group, Class A  (1) 225 18
CoStar Group  (1) 296 27
45
Residential Real Estate Investment
Trusts 0.3%
AvalonBay Communities, REIT  103 19
Camden Property Trust, REIT  77 8
Equity Residential, REIT  250 16
Essex Property Trust, REIT  47 11
Invitation Homes, REIT  424 15
Mid-America Apartment Communities,
REIT  84 13
UDR, REIT  225 10
92
Retail Real Estate Investment
Trusts 0.3%
Federal Realty Investment Trust, REIT  54 5
Kimco Realty, REIT  452 9
Realty Income, REIT  489 29
Regency Centers, REIT  115 7
Simon Property Group, REIT  239 28
78
Specialized Real Estate Investment
Trusts 1.1%
American Tower, REIT  338 65
Crown Castle, REIT  314 36
Digital Realty Trust, REIT  211 24
Equinix, REIT  67 52
Extra Space Storage, REIT  98 15
Iron Mountain, REIT  212 12
Public Storage, REIT  115 34
SBA Communications, REIT  79 18
VICI Properties, REIT  730 23
Weyerhaeuser, REIT  533 18
297
Total Real Estate 673
UTILITIES 2.5%
Electric Utilities 1.7%
Alliant Energy  181 10
American Electric Power  373 31
Constellation Energy  235 22
Duke Energy  559 50
Edison International  278 19
Entergy  153 15
Evergy  167 10
Eversource Energy  253 18
Exelon  722 29
FirstEnergy  398 16
NextEra Energy  1,470 109
NRG Energy  169 6
PG&E  (1) 1,178 20
Pinnacle West Capital  82 7

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
PPL  535 14
Southern  792 56
Xcel Energy  400 25
457
Gas Utilities 0.0%
Atmos Energy  105 12
12
Independent Power & Renewable
Electricity Producers 0.0%
AES  493 10
10
Multi-Utilities 0.7%
Ameren  190 16
CenterPoint Energy  460 13
CMS Energy  213 13
Consolidated Edison  251 23
Dominion Energy  607 32
DTE Energy  149 16
NiSource  308 8
Public Service Enterprise Group  363 23
Sempra Energy  229 33
WEC Energy Group  230 20
197
Water Utilities 0.1%
American Water Works  141 20
20
Total Utilities 696
Total Common Stocks (Cost $7,319) 26,989
Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS 0.2%
iShares Core S&P 500 ETF  123 55
Total Equity Mutual Funds (Cost $46) 55
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.7%
T. Rowe Price Government Reserve
Fund, 5.13%  (3)(4) 201,332 201
201
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 5.248%,
12/14/23  (5) 40,000 39
39
Total Short-Term Investments (Cost
$240) 240
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve
Fund, 5.13%  (3)(4) 8,455 8
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 8
Total Securities Lending Collateral
(Cost $8) 8
Total Investments in Securities
100.1% of Net Assets
(Cost $7,613) $ 27,292
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(3) Affiliated Companies
(4) Seven-day yield
(5) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 S&P 500 E-Mini Index contracts 9/23 224 $ 5
Net payments (receipts) of variation margin to date (2)
Variation margin receivable (payable) on open futures contracts $ 3

T. ROWE PRICE Equity Index 500 Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ — $ — $ —
T. Rowe Price Government Reserve Fund, 5.13% — — 4++
Totals $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Group  $ 18 $ 1 $ 1 $ 18
T. Rowe Price Government Reserve Fund, 5.13% 160   ¤   ¤ 209
Total $ 227^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $221.

T. ROWE PRICE Equity Index 500 Portfolio
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities
14
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $7,613) $ 27,292
Dividends receivable 16
Variation margin receivable on futures contracts 3
Total assets 27,311
Liabilities
Investment management and administrative fees payable 39
Obligation to return securities lending collateral 8
Total liabilities 47
NET ASSETS $ 27,264
Net Assets Consist of:
Total distributable earnings (loss) $ 19,337
Paid-in capital applicable to 936,092 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 7,927
NET ASSETS $ 27,264
NET ASSET VALUE PER SHARE $ 29.13

T. ROWE PRICE Equity Index 500 Portfolio
(Unaudited)
Statement of Operations
15
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend $ 210
    Interest 1
Total income 211
Expenses
Investment management and administrative expense 51
Waived / paid by Price Associates (1)
Net expenses 50
Net investment income 161
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 27
Futures 13
Net realized gain 40
Change in net unrealized gain / loss
Securities 3,738
Futures 10
Change in net unrealized gain / loss 3,748
Net realized and unrealized gain / loss 3,788
INCREASE IN NET ASSETS FROM OPERATIONS
$ 3,949

T. ROWE PRICE Equity Index 500 Portfolio
(Unaudited)
Statement of Changes in Net Assets
16
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 161 $ 312
Net realized gain (loss) 40 (66)
Change in net unrealized gain / loss 3,748 (5,716)
Increase (decrease) in net assets from operations 3,949 (5,470)
Distributions to shareholders
Net earnings (157) (442)
Capital share transactions
*
Shares sold 1,095 2,530
Distributions reinvested 157 442
Shares redeemed (1,288) (3,082)
Decrease in net assets from capital share transactions (36) (110)
Net Assets
Increase (decrease) during period 3,756 (6,022)
Beginning of period 23,508 29,530
End of period $ 27,264 $ 23,508
*Share information (000s)
Shares sold 41 91
Distributions reinvested 6 17
Shares redeemed (47) (113)
Decrease in shares outstanding – (5)

T. ROWE PRICE Equity Index 500 Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity
Index 500 Portfolio (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE Equity Index 500 Portfolio

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Equity Index 500 Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 26,989 $ — $ — $ 26,989
Equity Mutual Funds 55 — — 55
Short-Term Investments 201 39 — 240
Securities Lending Collateral 8 — — 8
Total Securities 27,253 39 — 27,292
Futures Contracts* 5 — — 5
Total $ 27,258 $ 39 $ — $ 27,297
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 5
*
Total $ 5
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
June 30, 2023, securities valued at $14,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 13
Total $ 13
Change in Unrealized
Gain (Loss)
Equity derivatives $ 10
Total $ 10

T. ROWE PRICE Equity Index 500 Portfolio

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $8,000; the value of cash collateral and related investments was $8,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,477,000 and $1,500,000, respectively, for the six months ended June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $7,992,000. Net unrealized gain aggregated $19,305,000 at period-end, of which $19,881,000 related to appreciated investments and $576,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2024 to waive a portion of its management fee in order to limit the fund’s management fee to 0.39% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price
Associates by the fund. The total management fees waived were $1,000 for the six months ended June 30, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together,

T. ROWE PRICE Equity Index 500 Portfolio

the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the six months ended June 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Equity Index 500 Portfolio

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 74,096,003 4,864,479
Mark J. Parrell 76,629,190 2,346,625
Kellye L. Walker 76,708,663 2,268,629
Eric L. Veiel 76,898,359 2,090,473

T. ROWE PRICE Equity Index 500 Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract)
between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement
(Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract.
The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31,
2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The
Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the
Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

T. ROWE PRICE Equity Index 500 Portfolio

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. However, the fund has a contractual limitation in place whereby the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.39% of the fund’s average daily net assets. Any fees waived under this management fee waiver agreement are not subject to reimbursement to the
Adviser by the fund. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. Because the fund serves as an underlying option to variable annuity products, the all-inclusive fee structure is utilized to create certainty for the annuity providers’ overall pricing decisions and disclosures. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate
(which reflect the fund’s all-inclusive management fee rate reduced by the fund’s management fee waiver arrangement), and total expenses
(which reflects the fund’s all-inclusive management fee rate reduced by the fund’s management fee waiver arrangement) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fifth quintile. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the
United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Equity Index 500 Portfolio

proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory
Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and
Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E308-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023